Related Party Disclosures - Compensation of KMP (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Disclosures
Salaries and other short-term benefits	$ 17	$ 12
Pension and other post-retirement benefits	2	2
Share-based compensation	76	63
Total	$ 95	$ 77